Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000008290 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
C000008290 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
C000008290 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
C000008290 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
C000008290 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
C000008290 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
C000008290 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000008290 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000008290 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
C000008290 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
C000008290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008290 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008290 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008291 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[2]
C000008291 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[2]
C000008291 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[2]
C000008291 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[2]
C000008291 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[2]
C000008291 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[2]
C000008291 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[2]
C000008291 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000008291 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[2]
C000008291 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[2]
C000008291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000008291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000008291 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008291 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008292 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[3]
C000008292 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[3]
C000008292 [Member] | Kelly Services Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[3]
C000008292 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[3]
C000008292 [Member] | Kohls Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[3]
C000008292 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[3]
C000008292 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[3]
C000008292 [Member] | GIII Apparel Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[3]
C000008292 [Member] | EZCORP Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[3]
C000008292 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000008292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000008292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000008292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008292 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008292 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008293 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[4]
C000008293 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[4]
C000008293 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[4]
C000008293 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000008293 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000008293 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[4]
C000008293 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[4]
C000008293 [Member] | MannKind Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[4]
C000008293 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000008293 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[4]
C000008293 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000008293 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008293 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008293 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008293 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008294 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%	[5]
C000008294 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[5]
C000008294 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000008294 [Member] | Constellation Brands Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[5]
C000008294 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[5]
C000008294 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[5]
C000008294 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[5]
C000008294 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[5]
C000008294 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[5]
C000008294 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[5]
C000008294 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000008294 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008294 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008294 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008294 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008294 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008294 [Member] | Distillers And Vintners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008294 [Member] | Brewers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008294 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008294 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008295 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[6]
C000008295 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%	[6]
C000008295 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[6]
C000008295 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[6]
C000008295 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[6]
C000008295 [Member] | Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[6]
C000008295 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000008295 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000008295 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[6]
C000008295 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[6]
C000008295 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008295 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008295 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008295 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000008295 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008295 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008295 [Member] | Broadcasting [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008295 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008295 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008295 [Member] | Leisure Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008295 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[7]
C000008296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%	[7]
C000008296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[7]
C000008296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%	[7]
C000008296 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[7]
C000008296 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[7]
C000008296 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[7]
C000008296 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[7]
C000008296 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[7]
C000008296 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[7]
C000008296 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008296 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008296 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000008296 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008296 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008296 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008296 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[8]
C000008297 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[8]
C000008297 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[8]
C000008297 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%	[8]
C000008297 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000008297 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[8]
C000008297 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[8]
C000008297 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[8]
C000008297 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[8]
C000008297 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[8]
C000008297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000008297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008297 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008297 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008297 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008297 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008297 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008297 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008297 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008297 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008297 [Member] | Cable And Satelite [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008297 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008298 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[9]
C000008298 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[9]
C000008298 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[9]
C000008298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[9]
C000008298 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[9]
C000008298 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[9]
C000008298 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000008298 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000008298 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[9]
C000008298 [Member] | AbbottLaboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[9]
C000008298 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000008298 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000008298 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008299 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[10]
C000008299 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[10]
C000008299 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[10]
C000008299 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%	[10]
C000008299 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[10]
C000008299 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[10]
C000008299 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[10]
C000008299 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[10]
C000008299 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000008299 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[10]
C000008299 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000008299 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000008299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008300 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%	[11]
C000008300 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%	[11]
C000008300 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[11]
C000008300 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000008300 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[11]
C000008300 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[11]
C000008300 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[11]
C000008300 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[11]
C000008300 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[11]
C000008300 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[11]
C000008300 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008300 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000008300 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000008300 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008300 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008300 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008300 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008300 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008300 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008303 [Member] | Brookfield Renewable Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[12]
C000008303 [Member] | Brookfield Infrastructure Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[12]
C000008303 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000008303 [Member] | Coca Cola FEMSA SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[12]
C000008303 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000008303 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[12]
C000008303 [Member] | Canadian Imperial Bank of Commerce [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[12]
C000008303 [Member] | National Grid PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000008303 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[12]
C000008303 [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[12]
C000008303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000008303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008303 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008304 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[13]
C000008304 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[13]
C000008304 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[13]
C000008304 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[13]
C000008304 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[13]
C000008304 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000008304 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[13]
C000008304 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[13]
C000008304 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[13]
C000008304 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000008304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000008304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008304 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008306 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[14]
C000008306 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[14]
C000008306 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[14]
C000008306 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[14]
C000008306 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[14]
C000008306 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[14]
C000008306 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[14]
C000008306 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[14]
C000008306 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[14]
C000008306 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[14]
C000008306 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000008306 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008306 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008306 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008306 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008306 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008306 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008306 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008307 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[15]
C000008307 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%	[15]
C000008307 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[15]
C000008307 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000008307 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[15]
C000008307 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[15]
C000008307 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[15]
C000008307 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[15]
C000008307 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[15]
C000008307 [Member] | United States Lime And Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[15]
C000008307 [Member] | Homebuildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000008307 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000008307 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008307 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008307 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008307 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008307 [Member] | Office Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008307 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008307 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008307 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008308 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[16]
C000008308 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[16]
C000008308 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[16]
C000008308 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[16]
C000008308 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[16]
C000008308 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[16]
C000008308 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[16]
C000008308 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[16]
C000008308 [Member] | CNX Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000008308 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[16]
C000008308 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008308 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000008308 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000008308 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008310 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[17]
C000008310 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[17]
C000008310 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[17]
C000008310 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[17]
C000008310 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[17]
C000008310 [Member] | Patterson UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[17]
C000008310 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[17]
C000008310 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[17]
C000008310 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[17]
C000008310 [Member] | Core Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[17]
C000008310 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000008310 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008310 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008310 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008312 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[18]
C000008312 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[18]
C000008312 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[18]
C000008312 [Member] | Walgreens Boots Alliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[18]
C000008312 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[18]
C000008312 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[18]
C000008312 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[18]
C000008312 [Member] | First Interstate BancSystem Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[18]
C000008312 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[18]
C000008312 [Member] | Universal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[18]
C000008312 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008312 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000008312 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008312 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008312 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008312 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008312 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008312 [Member] | Consumer Staples Distribution and Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008312 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008312 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008312 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008312 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008313 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[19]
C000008313 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[19]
C000008313 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[19]
C000008313 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[19]
C000008313 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[19]
C000008313 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[19]
C000008313 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[19]
C000008313 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[19]
C000008313 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[19]
C000008313 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[19]
C000008313 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008313 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008313 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008313 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000008313 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000008313 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008313 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008313 [Member] | Alternative Carriers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008313 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008315 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[20]
C000008315 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[20]
C000008315 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[20]
C000008315 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[20]
C000008315 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[20]
C000008315 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[20]
C000008315 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[20]
C000008315 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[20]
C000008315 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[20]
C000008315 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[20]
C000008315 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008315 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000008315 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008315 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008315 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008315 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008315 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008315 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008315 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008315 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008316 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[21]
C000008316 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[21]
C000008316 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[21]
C000008316 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%	[21]
C000008316 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[21]
C000008316 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[21]
C000008316 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[21]
C000008316 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[21]
C000008316 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000008316 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[21]
C000008316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000008316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008319 [Member] | JDcom Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.49%	[22]
C000008319 [Member] | Tripcom Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[22]
C000008319 [Member] | Yum China Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[22]
C000008319 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[22]
C000008319 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[22]
C000008319 [Member] | KE Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[22]
C000008319 [Member] | NIO Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[22]
C000008319 [Member] | ZTO Express Cayman Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[22]
C000008319 [Member] | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[22]
C000008319 [Member] | New Oriental Education And Technology Group Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000008319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000008319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000008319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008319 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008320 [Member] | Arcadium Lithium PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[23]
C000008320 [Member] | EVgo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[23]
C000008320 [Member] | Lithium Americas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000008320 [Member] | Standard Lithium Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[23]
C000008320 [Member] | Wolfspeed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[23]
C000008320 [Member] | Lithium Americas Argentina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[23]
C000008320 [Member] | JinkoSolar Holding Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[23]
C000008320 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[23]
C000008320 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[23]
C000008320 [Member] | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000008320 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008320 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008320 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000008320 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008320 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008320 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008320 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008320 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008320 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008320 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008320 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008321 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[24]
C000008321 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[24]
C000008321 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[24]
C000008321 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[24]
C000008321 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[24]
C000008321 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[24]
C000008321 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[24]
C000008321 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[24]
C000008321 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[24]
C000008321 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[24]
C000008321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000008321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008322 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[25]
C000008322 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[25]
C000008322 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[25]
C000008322 [Member] | AbbottLaboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[25]
C000008322 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[25]
C000008322 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[25]
C000008322 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[25]
C000008322 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[25]
C000008322 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[25]
C000008322 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[25]
C000008322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000008322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000008322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008323 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[26]
C000008323 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[26]
C000008323 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000008323 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[26]
C000008323 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[26]
C000008323 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[26]
C000008323 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[26]
C000008323 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[26]
C000008323 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[26]
C000008323 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[26]
C000008323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000008323 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008323 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008324 [Member] | CNX Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[27]
C000008324 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[27]
C000008324 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[27]
C000008324 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[27]
C000008324 [Member] | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[27]
C000008324 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[27]
C000008324 [Member] | Graham Holdings Co Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[27]
C000008324 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000008324 [Member] | CNO Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000008324 [Member] | Taylor Morrison Home Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[27]
C000008324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000008324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000008324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008324 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[28]
C000032719 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[28]
C000032719 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[28]
C000032719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[28]
C000032719 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[28]
C000032719 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[28]
C000032719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[28]
C000032719 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[28]
C000032719 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[28]
C000032719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[28]
C000032719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000032719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000032719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000032719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000032719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000032719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[29]
C000033024 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[29]
C000033024 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%	[29]
C000033024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[29]
C000033024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[29]
C000033024 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[29]
C000033024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[29]
C000033024 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[29]
C000033024 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[29]
C000033024 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[29]
C000033024 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000033024 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033024 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000033024 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033024 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033024 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033024 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033024 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033024 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000033024 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033024 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033024 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033024 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035317 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[30]
C000035317 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[30]
C000035317 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[30]
C000035317 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[30]
C000035317 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%	[30]
C000035317 [Member] | Alpha Metallurgical Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[30]
C000035317 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[30]
C000035317 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[30]
C000035317 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[30]
C000035317 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[30]
C000035317 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000035317 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000035317 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035317 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035317 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035317 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035317 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035317 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035318 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[31]
C000035318 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[31]
C000035318 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[31]
C000035318 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%	[31]
C000035318 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[31]
C000035318 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
C000035318 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[31]
C000035318 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[31]
C000035318 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[31]
C000035318 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[31]
C000035318 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035318 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035318 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035318 [Member] | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035318 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035318 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035318 [Member] | Commercial And Residential Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035318 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035318 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035318 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035318 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035318 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000035318 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000035318 [Member] | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035318 [Member] | Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035320 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[32]
C000035320 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[32]
C000035320 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[32]
C000035320 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[32]
C000035320 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[32]
C000035320 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[32]
C000035320 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[32]
C000035320 [Member] | Cassava Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[32]
C000035320 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[32]
C000035320 [Member] | Soleno Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[32]
C000035320 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000035320 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035320 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000035320 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035320 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000035320 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035320 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035320 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035321 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[33]
C000035321 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[33]
C000035321 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[33]
C000035321 [Member] | NuScale Power Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[33]
C000035321 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[33]
C000035321 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000035321 [Member] | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[33]
C000035321 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[33]
C000035321 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[33]
C000035321 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000035321 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000035321 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035321 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000035321 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000035321 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035321 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000035321 [Member] | Environmental And Facilities Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035321 [Member] | Diversified Support Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035321 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035321 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035321 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035321 [Member] | Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035321 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035321 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035322 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[34]
C000035322 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[34]
C000035322 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[34]
C000035322 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[34]
C000035322 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[34]
C000035322 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[34]
C000035322 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[34]
C000035322 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[34]
C000035322 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[34]
C000035322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000035322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000035322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000035322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000035322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000035322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000035322 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035324 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[35]
C000035324 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[35]
C000035324 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[35]
C000035324 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[35]
C000035324 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[35]
C000035324 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[35]
C000035324 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[35]
C000035324 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[35]
C000035324 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[35]
C000035324 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[35]
C000035324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000035324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000035324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000035324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035326 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[36]
C000035326 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[36]
C000035326 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[36]
C000035326 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[36]
C000035326 [Member] | Zeta Global Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000035326 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[36]
C000035326 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[36]
C000035326 [Member] | Nutanix Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[36]
C000035326 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[36]
C000035326 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[36]
C000035326 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035326 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000035326 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000035326 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035326 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035326 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035326 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035326 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035326 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035326 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035326 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035326 [Member] | Technology Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035327 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[37]
C000035327 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[37]
C000035327 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[37]
C000035327 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[37]
C000035327 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[37]
C000035327 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[37]
C000035327 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[37]
C000035327 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[37]
C000035327 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[37]
C000035327 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[37]
C000035327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000035327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000035327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000035327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035327 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000035327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000035327 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035336 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[38]
C000035336 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[38]
C000035336 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[38]
C000035336 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[38]
C000035336 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[38]
C000035336 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[38]
C000035336 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[38]
C000035336 [Member] | Emergent BioSolutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[38]
C000035336 [Member] | Virtu Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[38]
C000035336 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[38]
C000035336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000035336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000035336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000035336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000035336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[39]
C000035338 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%	[39]
C000035338 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[39]
C000035338 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[39]
C000035338 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[39]
C000035338 [Member] | Daiwa House Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[39]
C000035338 [Member] | Li Auto Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[39]
C000035338 [Member] | LG Energy Solution Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[39]
C000035338 [Member] | Kingspan Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[39]
C000035338 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[39]
C000035338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000035338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000035338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000035338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000035338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035343 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[40]
C000035343 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[40]
C000035343 [Member] | RPM International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[40]
C000035343 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[40]
C000035343 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[40]
C000035343 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[40]
C000035343 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[40]
C000035343 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[40]
C000035343 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[40]
C000035343 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[40]
C000035343 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035343 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035343 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035343 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000035343 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035343 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035343 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000035343 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035343 [Member] | Industrial Gases [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035343 [Member] | Fertilizers and Agriculture chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035343 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035343 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035343 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035343 [Member] | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035344 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000035344 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[41]
C000035344 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[41]
C000035344 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[41]
C000035344 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[41]
C000035344 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[41]
C000035344 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[41]
C000035344 [Member] | Cava Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[41]
C000035344 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[41]
C000035344 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[41]
C000035344 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000035344 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035344 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035344 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035344 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000035344 [Member] | Homebuildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000035344 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035344 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000035344 [Member] | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035344 [Member] | Automotive Parts And Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035345 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[42]
C000035345 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[42]
C000035345 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[42]
C000035345 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[42]
C000035345 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[42]
C000035345 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[42]
C000035345 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[42]
C000035345 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[42]
C000035345 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[42]
C000035345 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[42]
C000035345 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000035345 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035345 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035345 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035345 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035345 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035345 [Member] | Education Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000035345 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035345 [Member] | Specialized Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035345 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035345 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037805 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[43]
C000037805 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[43]
C000037805 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[43]
C000037805 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[43]
C000037805 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[43]
C000037805 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[43]
C000037805 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[43]
C000037805 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[43]
C000037805 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[43]
C000037805 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[43]
C000037805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000037805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000037805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000037805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000037805 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037805 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037806 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[44]
C000037806 [Member] | Allstate Corp The Series H Pfd 5 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[44]
C000037806 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[44]
C000037806 [Member] | MetLife Inc Series F Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[44]
C000037806 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[44]
C000037806 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[44]
C000037806 [Member] | M And T Bank Corp Series J Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[44]
C000037806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037806 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000037806 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000037806 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000037806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000037806 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000037807 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[45]
C000037807 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%	[45]
C000037807 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[45]
C000037807 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[45]
C000037807 [Member] | Carlyle Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[45]
C000037807 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[45]
C000037807 [Member] | Sofina SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[45]
C000037807 [Member] | CVC Capital Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[45]
C000037807 [Member] | Eurazeo SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[45]
C000037807 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[45]
C000037807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000037807 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037807 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000037807 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000037807 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000056583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[46]
C000056583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[46]
C000056583 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[46]
C000056583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[46]
C000056583 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[46]
C000056583 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[46]
C000056583 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[46]
C000056583 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[46]
C000056583 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[46]
C000056583 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[46]
C000056583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000056583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000056583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000056583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056583 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056583 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056583 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056583 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000056583 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000056583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000101127 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[47]
C000101127 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[47]
C000101127 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[47]
C000101127 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[47]
C000101127 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[47]
C000101127 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[47]
C000101127 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[47]
C000101127 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[47]
C000101127 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000101127 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101127 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101127 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000101127 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000101127 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101127 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000101127 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101127 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101127 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000101127 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101128 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[48]
C000101128 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[48]
C000101128 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000101128 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[48]
C000101128 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[48]
C000101128 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[48]
C000101128 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[48]
C000101128 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[48]
C000101128 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000101128 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[48]
C000101128 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000101128 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000101128 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101128 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101128 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101128 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000101128 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101128 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101128 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101128 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101128 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000101128 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197604 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[49]
C000197604 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[49]
C000197604 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[49]
C000197604 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[49]
C000197604 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[49]
C000197604 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[49]
C000197604 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[49]
C000197604 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[49]
C000197604 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[49]
C000197604 [Member] | Host Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[49]
C000197604 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000197604 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000197604 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000197604 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000197604 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000197604 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197604 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197604 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197605 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[50]
C000197605 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000197605 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[50]
C000197605 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[50]
C000197605 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[50]
C000197605 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[50]
C000197605 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[50]
C000197605 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[50]
C000197605 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[50]
C000197605 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[50]
C000197605 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000197605 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000197605 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000197605 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000197605 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197606 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[51]
C000197606 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[51]
C000197606 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000197606 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[51]
C000197606 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[51]
C000197606 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[51]
C000197606 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[51]
C000197606 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[51]
C000197606 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[51]
C000197606 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000197606 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197606 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000197606 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000197606 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197606 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197606 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197607 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000197607 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[52]
C000197607 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[52]
C000197607 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[52]
C000197607 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[52]
C000197607 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[52]
C000197607 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000197607 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[52]
C000197607 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[52]
C000197607 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[52]
C000197607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000197607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000197607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197607 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197607 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197608 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[53]
C000197608 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[53]
C000197608 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[53]
C000197608 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[53]
C000197608 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[53]
C000197608 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[53]
C000197608 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[53]
C000197608 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[53]
C000197608 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[53]
C000197608 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[53]
C000197608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000197608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000197608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000197608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000197608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197608 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197608 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197609 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%	[54]
C000197609 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[54]
C000197609 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%	[54]
C000197609 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[54]
C000197609 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[54]
C000197609 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%	[54]
C000197609 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[54]
C000197609 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[54]
C000197609 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[54]
C000197609 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[54]
C000197609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000197609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000197609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000197609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000197609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197609 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000197609 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197610 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[55]
C000197610 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[55]
C000197610 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[55]
C000197610 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[55]
C000197610 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[55]
C000197610 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[55]
C000197610 [Member] | Boyd Gaming Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[55]
C000197610 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[55]
C000197610 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[55]
C000197610 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[55]
C000197610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000197610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000197610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000197610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000197610 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197611 [Member] | CNX Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[56]
C000197611 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[56]
C000197611 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[56]
C000197611 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[56]
C000197611 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[56]
C000197611 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[56]
C000197611 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[56]
C000197611 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[56]
C000197611 [Member] | Ryan Specialty Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[56]
C000197611 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[56]
C000197611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000197611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000197611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000197611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000197611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000197611 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197612 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[57]
C000197612 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[57]
C000197612 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[57]
C000197612 [Member] | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[57]
C000197612 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[57]
C000197612 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[57]
C000197612 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[57]
C000197612 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[57]
C000197612 [Member] | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[57]
C000197612 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[57]
C000197612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000197612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000197612 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000197612 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197614 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[58]
C000197614 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[58]
C000197614 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[58]
C000197614 [Member] | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[58]
C000197614 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[58]
C000197614 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[58]
C000197614 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[58]
C000197614 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[58]
C000197614 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[58]
C000197614 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[58]
C000197614 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197614 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197614 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197614 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197614 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000197614 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197614 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197614 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000197614 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000197614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197615 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[59]
C000197615 [Member] | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[59]
C000197615 [Member] | PROG Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[59]
C000197615 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[59]
C000197615 [Member] | UFP Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[59]
C000197615 [Member] | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[59]
C000197615 [Member] | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[59]
C000197615 [Member] | SiriusPoint Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[59]
C000197615 [Member] | CSW Industrials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[59]
C000197615 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[59]
C000197615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000197615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000197615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000197615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197616 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[60]
C000197616 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[60]
C000197616 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[60]
C000197616 [Member] | PHINIA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[60]
C000197616 [Member] | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[60]
C000197616 [Member] | Crescent Energy Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[60]
C000197616 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[60]
C000197616 [Member] | Green Dot Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[60]
C000197616 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[60]
C000197616 [Member] | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[60]
C000197616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000197616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000197616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000197616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000197616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000197616 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197618 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[61]
C000197618 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[61]
C000197618 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[61]
C000197618 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%	[61]
C000197618 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[61]
C000197618 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[61]
C000197618 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[61]
C000197618 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[61]
C000197618 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[61]
C000197618 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[61]
C000197618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000197618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000197618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000197618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000197618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000197618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000197618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197620 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[62]
C000197620 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[62]
C000197620 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[62]
C000197620 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[62]
C000197620 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[62]
C000197620 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[62]
C000197620 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[62]
C000197620 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[62]
C000197620 [Member] | PPG Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[62]
C000197620 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[62]
C000197620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000197620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000197620 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197621 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[63]
C000197621 [Member] | M And T Bank Corp Series J Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[63]
C000197621 [Member] | Citizens Financial Group Inc Pfd 7 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[63]
C000197621 [Member] | Banco BBVA Argentina S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[63]
C000197621 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[63]
C000197621 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[63]
C000197621 [Member] | Black Stone Minerals L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | PIMCO Dynamic Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000197621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000197621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197621 [Member] | Other Sectors Each Less Than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197621 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197622 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[64]
C000197622 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[64]
C000197622 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[64]
C000197622 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[64]
C000197622 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[64]
C000197622 [Member] | Snap Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[64]
C000197622 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[64]
C000197622 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[64]
C000197622 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[64]
C000197622 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[64]
C000197622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000197622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000197622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000197622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000197622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000197622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000197622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197623 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[65]
C000197623 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[65]
C000197623 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[65]
C000197623 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[65]
C000197623 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[65]
C000197623 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[65]
C000197623 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[65]
C000197623 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[65]
C000197623 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[65]
C000197623 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[65]
C000197623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000197623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000197623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000197623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197625 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[66]
C000197625 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
C000197625 [Member] | Walgreens Boots Alliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[66]
C000197625 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[66]
C000197625 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[66]
C000197625 [Member] | Lamb Weston Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[66]
C000197625 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[66]
C000197625 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[66]
C000197625 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[66]
C000197625 [Member] | Molson Coors Beverage Co Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[66]
C000197625 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197625 [Member] | Consumer Staples Distribution and Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000197625 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000197625 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000197625 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197625 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000197625 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197627 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[67]
C000197627 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[67]
C000197627 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[67]
C000197627 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[67]
C000197627 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[67]
C000197627 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[67]
C000197627 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[67]
C000197627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[67]
C000197627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[67]
C000197627 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[67]
C000197627 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000197627 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197628 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[68]
C000197628 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[68]
C000197628 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[68]
C000197628 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[68]
C000197628 [Member] | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[68]
C000197628 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[68]
C000197628 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[68]
C000197628 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000197628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197628 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197629 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[69]
C000197629 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[69]
C000197629 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[69]
C000197629 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[69]
C000197629 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[69]
C000197629 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000197629 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[69]
C000197629 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[69]
C000197629 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[69]
C000197629 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[69]
C000197629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000197629 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197629 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000197629 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197629 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000197629 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197630 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[70]
C000197630 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[70]
C000197630 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[70]
C000197630 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[70]
C000197630 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[70]
C000197630 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[70]
C000197630 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[70]
C000197630 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[70]
C000197630 [Member] | DexCom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[70]
C000197630 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[70]
C000197630 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197630 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197630 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000197630 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000197630 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000197630 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197631 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[71]
C000197631 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[71]
C000197631 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[71]
C000197631 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[71]
C000197631 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[71]
C000197631 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[71]
C000197631 [Member] | Dayforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[71]
C000197631 [Member] | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[71]
C000197631 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[71]
C000197631 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000197631 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000197631 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000197631 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000197631 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197631 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197631 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000197631 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197631 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197631 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197631 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197632 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[72]
C000197632 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[72]
C000197632 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[72]
C000197632 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[72]
C000197632 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[72]
C000197632 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[72]
C000197632 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[72]
C000197632 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[72]
C000197632 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[72]
C000197632 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[72]
C000197632 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197632 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000197632 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000197632 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000197632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205462 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[73]
C000205462 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[73]
C000205462 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[73]
C000205462 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[73]
C000205462 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[73]
C000205462 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[73]
C000205462 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[73]
C000205462 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[73]
C000205462 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[73]
C000205462 [Member] | Paramount Global Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[73]
C000205462 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205462 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205462 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205462 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000205462 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000205462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.